Annual Total Returns - Industrials Portfolio [BarChart] - 02.28 VIP Sector Funds Initial Combo PRO-21 - Industrials Portfolio - VIP Industrials Portfolio-Initial VIP	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	(4.65%)
Annual Return 2012	19.82%
Annual Return 2013	39.80%
Annual Return 2014	6.21%
Annual Return 2015	(1.89%)
Annual Return 2016	15.87%
Annual Return 2017	20.15%
Annual Return 2018	(15.12%)
Annual Return 2019	28.15%
Annual Return 2020	12.32%